Schedule of Interest Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Bank deposits	$ 14,535	$ 22,580	$ 19,582
Guarantee deposit	18,692	23,862
Long-term receivables (including current portion)	112,726	218,168	316,793
Total Interest Income	$ 145,953	$ 264,610	$ 336,375